Employee Incentive Plans	12 Months Ended
Dec. 31, 2011
Employee Incentive Plans [Abstract]
Employee incentive plans

Note 20 — Employee Incentive Plans

The People Resources Committee (“the Committee”) of the Board of Directors awards stock options, restricted stock, deferred stock and, beginning in 2010, strategic performance shares to certain employees. To a very limited extent, the Committee has issued common stock instead of cash compensation and dividend equivalent rights as part of restricted and deferred stock units. The Company issues shares from Treasury stock for option exercises, awards of restricted stock and payment of deferred and restricted stock units.

Compensation cost and related tax benefits for these awards were as follows:

(In millions)	2011	2010	2009
Compensation cost	$61	$49	$42
Tax benefits	$14	$12	$15

The Company had the following number of shares of common stock available for award at December 31: 11.7 million in 2011, 7.5 million in 2010 and 23.3 million in 2009.

Stock options. The Company awards options to purchase the Company's common stock at the market price of the stock on the grant date. Options vest over periods ranging from one to five years and expire no later than 10 years from grant date.

The table below shows the status of, and changes in, common stock options during the last three years:

(Options in thousands)	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
	Options	Exercise Price	Options	Exercise Price	Options	Exercise Price
Outstanding - January 1	12,093	$31.10	13,751	$29.34	12,258	$35.48
Granted	1,546	$42.36	1,846	$34.64	4,709	$14.15
Exercised	(3,480)	$27.93	(2,565)	$24.31	(1,167)	$25.32
Expired or canceled	(578)	$33.61	(939)	$30.86	(2,049)	$33.42
Outstanding - December 31	9,581	$33.92	12,093	$31.10	13,751	$29.34
Options exercisable at year-end	6,147	$34.94	7,656	$34.42	8,578	$33.53

Compensation expense of $18 million related to unvested stock options at December 31, 2011 will be recognized over the next two years (weighted average period).

The table below summarizes information for stock options exercised during the last three years:

(In millions)	2011	2010	2009
Intrinsic value of options exercised	$53	$30	$7
Cash received for options exercised	$97	$62	$30
Excess tax benefits realized from options exercised	$10	$5	$-

The following table summarizes information for outstanding common stock options at December 31, 2011:

(Dollars in millions, except per share	Options	Options
amounts)	Outstanding	Exercisable
Number (in thousands)	9,581	6,147
Total intrinsic value	$91	$56
Weighted average exercise price	$33.92	$34.94
Weighted average remaining
contractual life	6.1 years	4.9 years

The weighted average fair value of options granted under employee incentive plans was $13.96 for 2011, $11.56 for 2010 and $4.6 for 2009, using the Black-Scholes option-pricing model and the following assumptions:

	2011	2010	2009
Dividend yield	0.1%	0.1%	0.3%
Expected volatility	40.0%	40.0%	40.0%
Risk-free interest rate	1.7%	1.9%	1.6%
Expected option life	4 years	4 years	4 years

The expected volatility reflects the Company's past daily stock price volatility. The Company does not consider volatility implied in the market prices of traded options to be a good indicator of future volatility because remaining maturities of traded options are less than one year. The risk-free interest rate is derived using the four-year U.S. Treasury bond yield rate as of the award date for the primary grant. Expected option life reflects the Company's historical experience.

Restricted stock. The Company awards restricted stock to its employees or directors with vesting periods ranging from two to five years. These awards are generally in one of two forms: restricted stock grants or restricted stock units. Restricted stock grants are the most widely used form of restricted stock awards and are used for substantially all U.S.-based employees receiving such awards. Recipients of restricted stock grants are entitled to earn dividends and to vote during the vesting period, but forfeit their awards if their employment terminates before the vesting date. Awards of restricted stock units are generally limited to international employees. A restricted stock unit represents a right to receive a common share of stock when the unit vests. Recipients of restricted stock units are entitled to receive hypothetical dividends, but cannot vote during the vesting period. They forfeit their units if their employment terminates before the vesting date.

The table below shows the status of, and changes in, restricted stock grants and units during the last three years:

(Awards in thousands)	2011		2010		2009
		Weighted		Weighted		Weighted
		Average Fair Value		Average Fair Value		Average Fair Value
	Grants/Units	at Award Date	Grants/Units	at Award Date	Grants/Units	at Award Date
Outstanding - January 1	4,306	$27.70	4,113	$27.65	2,347	$40.53
Awarded	945	$42.62	1,155	$34.63	2,678	$18.14
Vested	(564)	$42.79	(541)	$40.87	(557)	$32.00
Forfeited	(441)	$28.99	(421)	$29.28	(355)	$33.79
Outstanding - December 31	4,246	$28.88	4,306	$27.70	4,113	$27.65

The fair value of vested restricted stock was: $24 million in 2011, $18 million in 2010 and $10 million in 2009.

At the end of 2011, approximately 2,900 employees held 4.2 million restricted stock grants and units with $66 million of related compensation expense to be recognized over the next three years (weighted average period).

Strategic Performance Shares. The Company awards strategic performance shares to its executives generally with a performance period of three years. Strategic performance shares are divided into two broad groups: 50% are subject to a market condition (total shareholder return relative to industry peer companies) and 50% are subject to a performance conditions (revenue growth and cumulative adjusted net income). These targets are set by the Committee. At the end of the performance period, holders of strategic performance shares will be awarded anywhere from 0 to 200% of the original grant of strategic performance shares in Cigna common stock.

The table below shows the status of, and changes in, strategic performance shares during 2011 and 2010:

(Awards in thousands)	2011		2010
		Weighted		Weighted
		Average Fair Value		Average Fair Value
	Grants/Units	at Award Date	Grants/Units	at Award Date
Outstanding - January 1	430	$34.73	-	$-
Awarded	529	$42.92	480	$34.73
Vested	-	$-	-	$-
Forfeited	(125)	$37.92	(50)	$34.65
Outstanding - December 31	834	$39.45	430	$34.73

At the end of 2011, 67 employees held approximately 830,000 strategic performance shares and $19 million of related compensation expense expected to be recognized over the next two years. For strategic performance shares subject to a performance condition, the amount of expense may vary based on actual performance in 2012 and 2013.